Retained Earnings and Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated at beginning	$ 4,427,487
Accumulated at ending	1,320,451	$ 4,427,487
Accumulated Other Comprehensive Income
Accumulated at beginning	4,427,487	4,599,147
Partial disposition of Open Ended Fund	(837,520)
Remeasurement of post-employment benefit obligations of assets held for sale	(1,205)
Changes in other comprehensive income	(2,268,311)	(999,592)
Accumulated at ending	1,320,451	4,427,487
Open Ended Fund
Accumulated at beginning	3,966,615	3,750,658
Partial disposition of Open Ended Fund	(1,186,130)
Remeasurement of post-employment benefit obligations of assets held for sale	0
Changes in other comprehensive income	(351,202)	215,957
Accumulated at ending	2,429,283	3,966,615
Other Financial Assets
Accumulated at beginning	(111)
Changes in other comprehensive income	111	(111)
Accumulated at ending		(111)
Other Equity Instruments
Accumulated at beginning	1,786,526
Changes in other comprehensive income	(794,624)	603,766
Accumulated at ending	991,902	1,786,526
Warrants Exercisable for Common Stock of UHI
Accumulated at beginning	(1,960,362)	(612,664)
Changes in other comprehensive income	257,306	(1,347,698)
Accumulated at ending	(1,703,056)	(1,960,362)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	814,307	1,651,047
Changes in other comprehensive income	(79,631)	(836,740)
Accumulated at ending	734,676	814,307
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(763,835)	(665,739)
Remeasurement of post-employment benefit obligations of assets held for sale	(1,721)
Changes in other comprehensive income	(244,576)	(98,096)
Accumulated at ending	(1,010,132)	(763,835)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	976,549	802,017
Changes in other comprehensive income	(1,521,912)	174,532
Accumulated at ending	(545,363)	976,549
Share of Income (Loss) of Associates and Joint Ventures
Accumulated at beginning	160,744	208,057
Changes in other comprehensive income	(236,159)	(47,313)
Accumulated at ending	(75,415)	160,744
Income Tax
Accumulated at beginning	(552,946)	(534,229)
Partial disposition of Open Ended Fund	348,610
Remeasurement of post-employment benefit obligations of assets held for sale	516
Changes in other comprehensive income	702,376	336,111
Accumulated at ending	$ 498,556	(552,946)
Adoption of IFRS 9 - New classification of Financial Instruments | Accumulated Other Comprehensive Income
Cumulative adjustment for IFRS		827,932
Adoption of IFRS 9 - New classification of Financial Instruments | Other Equity Instruments
Cumulative adjustment for IFRS		1,182,760
Adoption of IFRS 9 - New classification of Financial Instruments | Income Tax
Cumulative adjustment for IFRS		$ (354,828)